Form N-1A Supplement	Jun. 13, 2025
Tortoise Energy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

TORTOISE CAPITAL SERIES TRUST

TORTOISE ENERGY FUND

SUPPLEMENT DATED JUNE 18, 2025

TO THE PROSPECTUS DATED JUNE 13, 2025

Effective immediately, the “TORTOISE ENERGY FUND SUMMARY—Example” section of the Fund’s prospectus is replaced in its entirety with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$87	$271	$471	$1,048

PLEASE RETAIN THE SUPPLEMENT FOR FUTURE REFERENCE